Maturity analysis of assets and liabilities (Detail] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Total financial assets measured at amortized cost	$ 1,050,326	$ 766,407
Amounts due from banks	18,111	28,206
Loans and advances to customers	587,347	405,633
Other Financial Assets At Amortised Cost	59,279	54,334
Total financial assets measured at fair value through profit or loss	466,719	351,463
Financial assets at fair value not held for trading	95,203	63,754
Financial assets measured at fair value through other comprehensive income	2,195	2,233
Total non-financial assets	48,800	35,900
Total assets	1,568,060	1,156,016	$ 1,105,436
Liabilities
Total financial liabilities measured at amortized cost	1,054,796	762,840
Customer deposits	749,476	555,673
Funding from UBS Group AG measured at amortized cost	107,918	67,282
Debt issued measured at amortized cost	101,104	69,784
Total financial liabilities measured at fair value through profit or loss	401,555	328,401
Debt issued designated at fair value	102,567	86,341
Total non-financial liabilities	17,000	9,200
Total liabilities	1,473,394	1,100,448
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	79,600	44,000
Guarantees	40,700	33,400
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	24,900	10,400
Irrevocable committed prolongation of existing loans	4,600	4,200
Total	149,800	91,900
Due within 1 month
Assets
Total financial assets measured at amortized cost	558,400	416,200
Amounts due from banks	16,700	12,000
Loans and advances to customers	164,900	135,500
Other Financial Assets At Amortised Cost	9,900	7,400
Total financial assets measured at fair value through profit or loss	413,200	312,500
Financial assets at fair value not held for trading	41,700	24,800
Financial assets measured at fair value through other comprehensive income	500	100
Total non-financial assets	12,800	6,600
Total assets	984,800	735,400
Liabilities
Total financial liabilities measured at amortized cost	691,500	497,100
Customer deposits	611,700	433,200
Funding from UBS Group AG measured at amortized cost	0	2,500
Debt issued measured at amortized cost	8,300	6,400
Total financial liabilities measured at fair value through profit or loss	299,700	250,100
Debt issued designated at fair value	12,000	13,100
Total non-financial liabilities	11,300	5,200
Total liabilities	1,002,400	752,500
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	78,700	43,000
Guarantees	40,700	33,400
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	24,900	10,400
Irrevocable committed prolongation of existing loans	2,500	2,000
Total	146,700	88,800
Due between 1 and 3 months
Assets
Total financial assets measured at amortized cost	50,300	25,600
Amounts due from banks	500	500
Loans and advances to customers	33,300	12,100
Other Financial Assets At Amortised Cost	900	1,600
Total financial assets measured at fair value through profit or loss	6,500	6,700
Financial assets at fair value not held for trading	6,500	6,700
Financial assets measured at fair value through other comprehensive income	800	1,100
Total non-financial assets	300
Total assets	57,900	33,400
Liabilities
Total financial liabilities measured at amortized cost	80,000	65,100
Customer deposits	65,500	48,900
Funding from UBS Group AG measured at amortized cost	2,500	800
Debt issued measured at amortized cost	7,300	11,700
Total financial liabilities measured at fair value through profit or loss	11,900	11,400
Debt issued designated at fair value	11,400	11,300
Total non-financial liabilities	3,900	2,800
Total liabilities	95,800	79,300
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	500	500
Irrevocable committed prolongation of existing loans	700	800
Total	1,200	1,400
Due between 3 and 12 months
Assets
Total financial assets measured at amortized cost	70,200	47,600
Amounts due from banks	500	5,400
Loans and advances to customers	62,000	33,300
Other Financial Assets At Amortised Cost	5,300	4,200
Total financial assets measured at fair value through profit or loss	14,200	7,800
Financial assets at fair value not held for trading	14,200	7,800
Financial assets measured at fair value through other comprehensive income	900	1,000
Total non-financial assets	600	200
Total assets	86,000	56,500
Liabilities
Total financial liabilities measured at amortized cost	88,000	81,100
Customer deposits	51,200	49,600
Funding from UBS Group AG measured at amortized cost	3,200
Debt issued measured at amortized cost	29,600	26,800
Total financial liabilities measured at fair value through profit or loss	27,700	22,600
Debt issued designated at fair value	26,300	21,800
Total non-financial liabilities	100	0
Total liabilities	115,800	103,800
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	400	400
Irrevocable committed prolongation of existing loans	1,400	1,300
Total	1,700	1,800
Due between 1 and 2 years
Assets
Total financial assets measured at amortized cost	116,200	105,200
Amounts due from banks	0	10,000
Loans and advances to customers	108,900	89,400
Other Financial Assets At Amortised Cost	6,600	5,100
Total financial assets measured at fair value through profit or loss	13,500	7,400
Financial assets at fair value not held for trading	13,500	7,400
Financial assets measured at fair value through other comprehensive income	0	100
Total non-financial assets	0
Total assets	129,700	112,700
Liabilities
Total financial liabilities measured at amortized cost	45,900	30,300
Customer deposits	8,900	15,300
Funding from UBS Group AG measured at amortized cost	17,000	8,200
Debt issued measured at amortized cost	15,400	6,300
Total financial liabilities measured at fair value through profit or loss	26,700	23,300
Debt issued designated at fair value	25,100	23,000
Total non-financial liabilities	200	100
Total liabilities	72,900	53,700
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	0	0
Irrevocable committed prolongation of existing loans	0	0
Total	0	0
Due between 2 and 5 years
Assets
Total financial assets measured at amortized cost	130,500	77,800
Amounts due from banks	200	200
Loans and advances to customers	112,500	61,400
Other Financial Assets At Amortised Cost	17,700	16,100
Total financial assets measured at fair value through profit or loss	12,700	11,800
Financial assets at fair value not held for trading	12,700	11,800
Financial assets measured at fair value through other comprehensive income	0	0
Total non-financial assets	2,500	1,200
Total assets	145,800	90,800
Liabilities
Total financial liabilities measured at amortized cost	71,600	49,600
Customer deposits	11,800	8,400
Funding from UBS Group AG measured at amortized cost	31,900	24,300
Debt issued measured at amortized cost	18,700	11,800
Total financial liabilities measured at fair value through profit or loss	13,100	8,300
Debt issued designated at fair value	11,500	8,000
Total non-financial liabilities	400	400
Total liabilities	85,200	58,300
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments		0
Irrevocable committed prolongation of existing loans		0
Total		0
Due after 5 years
Assets
Total financial assets measured at amortized cost	124,700	94,000
Amounts due from banks	100	100
Loans and advances to customers	105,700	74,000
Other Financial Assets At Amortised Cost	18,900	19,900
Total financial assets measured at fair value through profit or loss	2,300	3,400
Financial assets at fair value not held for trading	2,300	3,400
Financial assets measured at fair value through other comprehensive income	0	0
Total non-financial assets	1,100	400
Total assets	128,200	97,800
Liabilities
Total financial liabilities measured at amortized cost	61,900	27,100
Customer deposits	300	300
Funding from UBS Group AG measured at amortized cost	37,500	19,000
Debt issued measured at amortized cost	21,800	6,800
Total financial liabilities measured at fair value through profit or loss	22,400	12,700
Debt issued designated at fair value	16,300	9,100
Total non-financial liabilities	400	100
Total liabilities	84,700	39,900
Perpetual / Not applicable
Assets
Total financial assets measured at fair value through profit or loss	4,200	1,900
Financial assets at fair value not held for trading	4,200	1,900
Total non-financial assets	31,500	27,500
Total assets	35,800	29,500
Liabilities
Total financial liabilities measured at amortized cost	15,900	12,500
Funding from UBS Group AG measured at amortized cost	15,900	12,500
Total non-financial liabilities	700	500
Total liabilities	16,600	13,000
of which: non-subordinated
Liabilities
Debt issued measured at amortized cost	100,400	66,800
of which: non-subordinated | Due within 1 month
Liabilities
Debt issued measured at amortized cost	8,300	6,400
of which: non-subordinated | Due between 1 and 3 months
Liabilities
Debt issued measured at amortized cost	7,300	11,700
of which: non-subordinated | Due between 3 and 12 months
Liabilities
Debt issued measured at amortized cost	29,200	24,300
of which: non-subordinated | Due between 1 and 2 years
Liabilities
Debt issued measured at amortized cost	15,200	6,000
of which: non-subordinated | Due between 2 and 5 years
Liabilities
Debt issued measured at amortized cost	18,600	11,600
of which: non-subordinated | Due after 5 years
Liabilities
Debt issued measured at amortized cost	21,800	6,800
of which: subordinated
Liabilities
Debt issued measured at amortized cost	700	3,000
of which: subordinated | Due within 1 month
Liabilities
Debt issued measured at amortized cost	0
of which: subordinated | Due between 3 and 12 months
Liabilities
Debt issued measured at amortized cost	300	2,500
of which: subordinated | Due between 1 and 2 years
Liabilities
Debt issued measured at amortized cost	300	300
of which: subordinated | Due between 2 and 5 years
Liabilities
Debt issued measured at amortized cost	100	$ 200
of which: subordinated | Due after 5 years
Liabilities
Debt issued measured at amortized cost	$ 0